Other Expenses - Summary of Other Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SMBC Rail Services LLC [Member]
Disclosure of associates [line items]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		¥ 84,578
The Bank of East Asia, Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures		18,935	¥ 33,932
VPBank SMBC Finance Company Limited [member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures	¥ 59,264	¥ 64,709
Vietnam Prosperity Joint Stock Commercial Bank [Member]
Disclosure of associates [line items]
Impairment Loss Recognized In Profit Or Loss Investments In Associates And Joint Ventures	¥ 74,982